Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,440,959		$ 1,123,870
Receivables, less allowances of $636,000 in 2012 and $670,000 in 2011 for doubtful accounts	17,235,220		15,970,034
Inventories, priced at cost which is not in excess of market-
Finished cement	5,385,586		3,963,233
Work in process	3,040,112		1,353,361
Building products	4,324,133		4,236,266
Fuel, gypsum, paper sacks and other	6,760,554		6,416,618
Operating and maintenance supplies	13,244,419		11,892,887
Total inventories	32,754,804		27,862,365
Refundable federal and state income taxes	1,441,206		353,199
Deferred income taxes	750,000		750,000
Prepaid expenses	658,369		631,461
Total current assets	54,280,558		46,690,929
Property, Plant and Equipment, at cost, less accumulated depreciation and depletion of $193,109,379 in 2012 and $182,427,598 in 2011	83,179,004		86,719,411
Deferred Income Taxes	14,964,458	[1]	18,416,410	[1]
Investments	27,380,650		20,026,704
Other Assets	1,483,475		1,801,356
Total Assets	181,288,145		173,654,810
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	11,186,677		5,451,853
Line of credit payable	0		4,844,469
Current portion of term loan	1,237,816		2,920,023
Current portion of other long-term debt	175,000		175,000
Dividends	923,136		1,846,272
Compensation and benefits	3,284,587		3,232,168
Miscellaneous taxes	1,050,419		594,715
Other	1,883,211		2,210,549
Total current liabilities	19,740,846		21,275,049
Long-Term Debt	9,683,965		7,303,137
Accrued Postretirement Benefits	36,262,992		33,327,243
Accrued Pension Expense	13,241,529		13,676,003
STOCKHOLDERS' EQUITY:
Capital stock	6,490,117		6,424,578
Additional paid-in-capital	2,485,125		2,485,125
Retained earnings	97,214,376		97,751,202
Accumulated other comprehensive loss	(7,374,773)		(12,197,034)
Total stockholders' equity	102,358,813		98,073,378
Liabilities and Equity, Total	181,288,145		173,654,810
Class B Capital Stock [Member]
STOCKHOLDERS' EQUITY:
Capital stock	$ 3,543,968		$ 3,609,507

[1]	net of valuation allowances of $2,052,000 and $1,415,000 for 2012 and 2011, respectively.